Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share
Reconciliation of basic and diluted earnings per common share

In millions, except per share amounts	2012	2011	2010
Numerator for earnings per common share calculation:
Income from continuing operations	$3,882	$3,488	$3,422
Net loss attributable to noncontrolling interest	2	4	3
Income from continuing operations attributable to CVS Caremark, basic	3,884	3,492	3,425
Income (loss) from discontinued operations, net of tax	(7)	(31)	2
Net income attributable to CVS Caremark, basic and diluted	$3,877	$3,461	$3,427
Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,271	1,338	1,367
Stock options	8	8	8
Restricted stock units	1	1	2
Weighted average common shares, diluted	1,280	1,347	1,377
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.06	$2.61	$2.51
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.05	$2.59	$2.51
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$3.03	$2.59	$2.49
Loss from discontinued operations attributable to CVS Caremark	(0.01)	(0.02)	—
Net income attributable to CVS Caremark	$3.03	$2.57	$2.49